Discontinued Operations (Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Net Sales	$ 0	$ 4,949	$ 7,452
Costs of Sales	0	4,152	6,801
Research and development	0	150	160
Selling, general and administrative	(1)	315	328
Pension curtailment	0	110	0
Other income, net	0	30	12
Income from operations	1	252	175
Gain on disposal	13	6,042	0
Income Tax Expense	24	2,684	20
Net (loss) income from discontinued operations	$ (10)	$ 3,610	$ 155